Consolidated Statements of Stockholders' Equity (Parentheticals)	12 Months Ended
Mar. 31, 2019 $ / shares
Cumulative Preferred Stock [Member]
Preferred stock, dividend rate	6.00%
Preferred stock, par value (in dollars per share)	$ 0.25
Cumulative Convertible Preferred Stock [Member]
Preferred stock, dividend rate	10.00%
Preferred stock, par value (in dollars per share)	$ 0.025
Participating Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	0.025
Series 2003 Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	0.025
Common Class A [Member]
Common stock, par value (in dollars per share)	0.25
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.25